Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING MARKETS FUND
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Amended and Restated Supplement dated December 1, 2018 to the
GMO Trust Prospectus dated June 30, 2018

This supplement amends and restates the supplements dated September 25, 2018 and October 5, 2018 to the GMO Trust Prospectus dated June 30, 2018 (the “Prospectus”).

Effective January 1, 2019, the section appearing on page 60 of the Prospectus captioned “Investment objective” is replaced with the following:

Effective December 1, 2018, the sections appearing on pages 60 and 61 of the Prospectus captioned “Shareholder fees”, “Example” and “Principal investment strategies” are replaced with the following:

Effective January 1, 2019, the table on page 63 of the Prospectus captioned “Average Annual Total Returns” is replaced with the following:

Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, and macroeconomic factors. In constructing the Fund's portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund's portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2017
GMO Emerging Markets Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
1 Year	rr_ExpenseExampleYear01	$ 179
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	626
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	30.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	(0.03%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[1]
GMO Emerging Markets Fund | Class II | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[1],[2]
GMO Emerging Markets Fund | Class II | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.89%	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996	[1],[3]
GMO Emerging Markets Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	639
10 Years	rr_ExpenseExampleYear10	1,332
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	352
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,273
1 Year	rr_AverageAnnualReturnYear01	30.99%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Class III | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.39%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Class III | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Class III | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993	[2]
GMO Emerging Markets Fund | Class III | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993	[3]
GMO Emerging Markets Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
1 Year	rr_ExpenseExampleYear01	$ 169
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,274
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,215
1 Year	rr_AverageAnnualReturnYear01	31.04%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO Emerging Markets Fund | Class IV | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998	[2]
GMO Emerging Markets Fund | Class IV | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998	[3]
GMO Emerging Markets Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	598
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	550
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,189
1 Year	rr_AverageAnnualReturnYear01	31.07%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.51%	[4]
10 Years	rr_AverageAnnualReturnYear10	0.11%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003	[4]
GMO Emerging Markets Fund | Class V | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%	[2],[4]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[2],[4]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[2],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003	[2],[4]
GMO Emerging Markets Fund | Class V | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.89%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.35%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2003	[3],[4]
GMO Emerging Markets Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.40%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.40%
1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	534
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,154
1 Year	rr_AverageAnnualReturnYear01	31.17%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO Emerging Markets Fund | Class VI | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003	[2]
GMO Emerging Markets Fund | Class VI | S&P/IFCI Composite Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.89%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003	[3]

[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual fund operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual fund operating expenses during such periods upward by the current differential between "Total annual fund operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	Fund's benchmark effective January 1, 2019.
[3]	Effective January 1, 2019, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund's investment strategy.
[4]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.